INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Schedule of income tax expense/ (benefit)
	December 31, 2015	December 31, 2016	December 31, 2017
	RMB	RMB	RMB
Current tax	304,383	246,591	734,617
Deferred tax	(175,862)	(260,540)	(353,410)

Total	128,521	(13,949)	381,207

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Income before provision for income taxes	403,860	1,102,449	1,752,990
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	100,965	275,612	438,248
Non-deductible expenses	32,791	2,101	15,968
Research and Development Tax Credit	(5,309)	—	—
Effect of tax holiday and preferential tax rate	—	(265,545)	(167,870)
Effect of tax losses not recognized	—	165	299
Adjustment on current income tax of the previous periods (i)	—	(33,633)	(44)
Effect of different tax rates of subsidiaries operating in other jurisdictions	74	7,351	23,329
Effect of withholding income tax	—	—	71,277

Income tax expense/ (benefit)	128,521	(13,949)	381,207

Schedule of aggregate amount and per share effect of the tax holiday and preferential tax rate

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	—	265,545	167,870
The aggregate effect on basic and diluted net income per share:
- Basic	—	2.2458	1.3936
- Diluted	—	2.2326	1.3731

(i)Adjustment on current income tax of the previous periods represented the adjustment according to final annual income tax filing with the PRC tax authorities.

Schedule of deferred tax assets

	December 31, 2016	December 31, 2017
	RMB	RMB
Deferred tax assets:
Liabilities from quality assurance program and guarantee	367,750	696,237
Deferred revenue	41,079	55,727
Accrued expenses	13,478	49,125
Security Deposit for trust arrangements	8,961	—
Others	5,134	—

Total	436,402	801,089

Schedule of deferred tax liabilities
	December 31, 2016	December 31, 2017
	RMB	RMB
Deferred tax liabilities:
Withholding tax on cash dividend from PRC	—	11,277

Total	—	11,277